RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Schedule of related party transactions

		Years ended December 31,
	Note	2018	2019	2020
		RMB	RMB	RMB
Sales of goods	(i)	260,197	285,853	233,283
Purchases	(ii)	177,726	189,914	158,963
Transportation and storage	(iii)	7,318	8,206	8,848
Exploration and development services	(iv)	23,489	33,310	31,444
Production related services	(v)	28,648	38,827	32,106
Ancillary and social services	(vi)	6,616	3,098	3,099
Operating lease charges for land	(vii)	7,765	—	—
Operating lease charges for buildings	(vii)	521	—	—
Other operating lease charges	(vii)	869	—	—
Agency commission income	(viii)	113	116	160
Interest income	(ix)	848	1,066	704
Interest expense	(x)	1,110	1,334	919
Net deposits withdrawn from/(placed with) related parties	(ix)	6,623	5,230	(17,585)
Net funds obtained from/(repaid to) related parties	(xi)	31,684	3,438	(31,144)

Notes:

(i)	Sales of goods represent the sale of crude oil, intermediate petrochemical products, petroleum products and ancillary materials.
(ii)

Purchases represent the purchase of materials and utility supplies directly related to the Group’s operations such as the procurement of raw and ancillary materials and related services, supply of water, electricity and gas.

(iii)	Transportation and storage represent the cost for the use of railway, road and marine transportation services, pipelines, loading, unloading and storage facilities.
(iv)	Exploration and development services comprise direct costs incurred in the exploration and development such as geophysical, drilling, well testing and well measurement services.
(v)

Production related services represent ancillary services rendered in relation to the Group’s operations such as equipment repair and general maintenance, insurance premium, technical research, communications, firefighting, security, product quality testing and analysis, information technology, design and engineering, construction of oilfield ground facilities, refineries and chemical plants, manufacture of replacement parts and machinery, installation, project management, environmental protection and management services.

(vi)

Ancillary and social services represent expenditures for social welfare and support services such as educational facilities, media communication services, sanitation, accommodation, canteens, and property maintenance.

(vii)

Operating lease charges represent the rental incurred for operating leases in respect of land, buildings and equipment leased from Sinopec Group Company and fellow subsidiaries, associates and joint ventures. No lease charges had incurred for the years ended December 31, 2019 and 2020 because of the adoption of IFRS 16 Leases.

(viii)	Agency commission income represents commission earned for acting as an agent in respect of sales of products and purchase of materials for certain entities owned by Sinopec Group Company.
(ix)

Interest income represents interest received from deposits placed with Sinopec Finance and Sinopec Century Bright Capital Investment Limited, finance companies controlled by Sinopec Group Company. The applicable interest rate is determined in accordance with the prevailing saving deposit rate. The balance of deposits as of December 31, 2019 and 2020 were RMB 35,832 and RMB 53,417, respectively.

(x)	Interest expense represents interest charges on the loans obtained from Sinopec Group Company and fellow subsidiaries.
(xi)	The Group obtained loans, discounted bills and others from Sinopec Group Company and fellow subsidiaries.

Schedule of amount due from/to related parties

	December 31,
	2019	2020
	RMB	RMB

Trade accounts receivable	12,470	16,896
Financial assets at fair value through other comprehensive income	407	760
Prepaid expenses and other current assets	12,771	19,305
Long-term prepayments and other assets	734	6,435
Total	26,382	43,396

Trade accounts payable and bills payable	25,177	22,805
Contract liabilities	4,456	5,940
Other payables	18,793	12,116
Other long-term liabilities	—	3,010
Short-term loans and current portion of long-term loans from Sinopec Group Company and fellow subsidiaries	43,289	5,264
Long-term loans excluding current portion from Sinopec Group Company and fellow subsidiaries	9,626	11,778
Lease liabilities (including to be paid within one year)	171,402	162,048
Total	272,743	222,961

Schedule of key management personnel emoluments

	Years ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000

Short-term employee benefits	5,745	9,209	5,753
Retirement scheme contributions	351	536	342
	6,096	9,745	6,095